Trade and other receivables (Tables)	12 Months Ended
Aug. 31, 2020
Trade and other receivables
Schedule of trade and other receivables

	2020	2019
	$	$
Trade receivable	—	73,597
Sales taxes receivable	72,249	28,187
Other receivable	6,778	—
	79,027	101,784

Schedule of aging analysis of receivables

	2020	2019
	$	$
0 – 30	—	67,887
31 – 60	—	—
61 – 90	—	—
91 and over	—	5,710
	—	73,597

Schedule of movements in allowance for expected credit losses

	2020	2019
	$	$
Opening balance	—	3,196
Recovery of bad debts	(458)	—
Reversal of trades and other receivables previously written-off	458	—
Provision recognized	—	530
Receivables written-off as uncollectable	—	(3,726)
Closing balance	—	—